Share capital and other reserves (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2024 shares	Mar. 31, 2024 shares	Dec. 31, 2024 USD ($) Vote $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)
Share capital and other reserves
Share capital			$ 619,868	$ 1,400
Number of shares issued | shares			159,282,000	140,000,000	141,939,998
Authorised share capital				$ 1,600	$ 1,600
Number of shares authorised | shares				162,000,000	162,000,000
Common stock shares par value | $ / shares			$ 0	$ 0	$ 0
Number of votes for each share | Vote			1
Equity			$ 1,937,494	$ 1,586,160	$ 1,596,590	$ 1,385,899
Transfer to tonnage tax reserve					(69)
Share based payment expense			2,000	1,700	1,400
Share premium
Share capital and other reserves
Equity				285,853	289,812	289,812
Effects of re-domiciliation			(285,853)
Capital reserve
Share capital and other reserves
Equity			649,654	(36,259)	(36,259)	(36,259)
Effects of re-domiciliation			685,913
Capital reserve, business acquisition of entities under common control
Share capital and other reserves
Equity				(41,500)	(41,500)
Capital reserve, gain (loss) on disposal of treasury shares
Share capital and other reserves
Equity				5,200	5,200
Other reserves
Share capital and other reserves
Equity			2,115	2,983	325	$ 2,194
Transfer to tonnage tax reserve			$ 6,162	$ 825	$ (36)
LTIP 2017
Share capital and other reserves
Shares reserved for future issuance | shares			2,043,784
Number of shares transferred | shares		597,767		470,000	923,000
LTIP 2022
Share capital and other reserves
Shares reserved for future issuance | shares			3,463,336
Number of shares transferred | shares	503,889